RNT Natixis Liquid Prime Portfolio
Summary of the RNT Natixis Liquid Prime Portfolio
: Investment Objective
The investment objective of the Portfolio is to seek current income consistent with the preservation of capital and the maintenance of liquidity.
: Fees and Expenses of the Portfolio
This table describes the fees and expenses that you may pay if you buy and hold RNT Natixis Liquid Prime Portfolio.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees RNT Natixis Liquid Prime Portfolio	Treasurer Shares	Liquidity Shares
Sales Charge (Load) Imposed on Purchases	none	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses RNT Natixis Liquid Prime Portfolio	Treasurer Shares	Liquidity Shares
Management Fees	0.06%	0.06%
Distribution and Service (12b-1) Fees	none	none
Other Expenses (includes Administration Fees and Shareholder Servicing Fees listed below)	0.09%	0.12%
Administration Fees	0.02%	0.02%
Shareholder Servicing Fees	0.03%	0.06%
Total Annual Fund Operating Expenses	0.15%	0.18%

EXAMPLE
This Example is intended to help you compare the cost of investing in the RNT Natixis Liquid Prime Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example RNT Natixis Liquid Prime Portfolio (USD $)	1 Year	3 Years	5 Years	10 Years
Treasurer Shares	15	48	85	192
Liquidity Shares	18	58	101	230

: Principal Investment Strategies
The Portfolio seeks to maintain an investment portfolio with a dollar-weighted average maturity of 60 days or less, to value its investment portfolio at amortized cost and maintain a net asset value of $1.00 per share. The Portfolio seeks to achieve its objective by investing principally in short-term money market obligations with maturities of 397 days or less, including bank certificates of deposit, time deposits, bankers’ acceptances, high quality commercial paper, loan participation interests, securities issued or guaranteed by the United States Government, state agencies or instrumentalities, and repurchase agreements calling for resale in 397 days or less backed by the foregoing securities. The Portfolio may invest in securities issued by foreign governments, or any of their political subdivisions, agencies or instrumentalities, and by foreign branches of domestic banks, foreign subsidiaries of domestic banks, domestic and foreign branches of foreign banks, and commercial paper issued by foreign issuers. The maturities of variable rate demand instruments held in the Portfolio will be deemed to be the longer of the period required before the Portfolio is entitled to receive payment of the principal amount of the instrument through demand, or the period remaining until the next interest rate adjustment, although the stated maturities may be in excess of 397 days.

The Portfolio’s investment manager considers the following factors when buying and selling securities for the Portfolio: (i) the availability of cash, (ii) redemption requests, (iii) yield management, and (iv) credit management. Yield management is where the investment manager considers the overall yield of the Portfolio and how an individual purchase would impact the yield of the Portfolio, against the backdrop of the Portfolio’s overall investment objective. Credit management is where the investment manager considers the overall credit quality of the Portfolio and how an individual purchase would impact the credit quality of the Portfolio, against the backdrop of the Portfolio’s overall investment objective.

There is no assurance that the investment strategies will be successful.
: Principal Risks
  Although the Portfolio seeks to preserve the value of your investments at $1.00 per share, it is possible to lose money by investing in the Portfolio.
  The value of the Portfolio’s shares and the securities held by the Portfolio can each decline in value
  The amount of income the Portfolio generates will vary with changes in prevailing interest rates.
  The payment of interest and preservation of capital are dependent upon the continuing ability of issuers to meet payment obligations.
  An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the “FDIC”) or any other governmental agency.
  Foreign securities may be subject to investment risks which may include adverse economic and political developments as well as lack of uniform accounting and financial reporting standards.

: Risk/Return Bar Chart and Table
The following performance information provides some indication of the risks of investing in the Portfolio. The bar chart shows changes in the Liquidity Share’s performance from year to year. The table shows the Portfolio’s average annual total returns for the last one year and since inception periods. While analyzing this information, please note that the Portfolio’s past performance is not an indication of how the Portfolio will perform in the future. The current 7-day yield for the Treasurer Shares and the Liquidity Shares of the Portfolio may be obtained by calling the Fund at (212) 830-5240 or toll free at (888) 226-5504.
RNT Natixis Liquid Prime Portfolio – Liquidity Shares % Total Return Calendar Year End

The year-to-date return for the Liquidity Shares as of June 30, 2013 was 0.06%.

The Fund’s Liquidity Shares’ highest quarterly return was 0.06% for the quarter ended March 31, 2012; the lowest quarterly return was 0.01% for the quarter ended September 30, 2011.
Average Annual Total Returns – For the periods ended December 31, 2012
Average Annual Total Returns RNT Natixis Liquid Prime Portfolio	One Year	Since Inception	Inception Date
Liquidity Shares	0.20%	0.15%	Nov. 30, 2010
Treasurer Shares	0.25%	0.19%	Dec. 01, 2010